Employee Benefit Plan, Master Trust	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
EBP, Master Trust
3. INTEREST IN PPL DEFINED CONTRIBUTION MASTER TRUST

PPL maintains the PPL Defined Contribution Master Trust (the "Master Trust") with the Trustee to pool the investments of its defined contribution benefit plans. The Blended Interest Rate Fund (the "Fund") is the only investment option of the Plan included in the Master Trust, and represented less than 1% of plan assets at December 31, 2025 and 2024. Therefore, no detailed disclosures related to the Master Trust have been presented in these financial statements. The Fund is structured as a synthetic investment contract and meets the fully benefit-responsive investment contract criteria to be measured at contract value. Contract value is the amount received by participants initiating transactions under the terms of the Plan. Contract value represents contributions made, plus earnings, less withdrawals and administrative expenses.

Investments directed by participants to the Fund within the Master Trust are combined with similar investments applicable to other plans participating in the Master Trust and invested in high-grade investment contracts issued by insurance companies and banks, as well as other high-quality debt obligations and short-term money market instruments. Wrapper contracts are purchased from another party, which are agreements that allow for the Fund to maintain a constant net asset value (“NAV”) and provide for participant transactions to be made at contract value. In a typical wrapper contract, the wrapper issuer agrees to pay the Fund the difference between the contract value and the market value of the covered assets if the market value becomes totally exhausted as a result of significant participant redemptions. Purchasing wrapper contracts is similar to buying insurance, in that the Fund pays a relatively small amount to protect against the relatively unlikely event of participant redemption of most of the shares of the Fund. The fair value of the wrapper contracts is determined using the replacement cost methodology that incorporates various inputs including the difference between the market for wrapper fees and the actual wrapper fees currently charged.

Wrapper contracts accrue interest using a formula called the "crediting rate." Wrapper contracts use the crediting rate formula to convert market value changes in the covered assets into income distributions in order to minimize the difference between the market and contract value of the covered assets over time. Using the crediting rate formula, an estimated future market value is calculated by compounding the Fund's current market value at the Fund's current yield to maturity for a period equal to the Fund's duration. The crediting rate is the discount rate that equates estimated future market value with the Fund's current contract value. Crediting rates are reset monthly.